Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Income Fund
Entity Central Index Key	0000751199
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Fidelity Advisor Government Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Income Fund
Class Name	Fidelity Advisor® Government Income Fund Class Z
Trading Symbol	FIKPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 1,913,969,437
Holdings Count | shares	1,970
Investment Company Portfolio Turnover	301.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,913,969,437
Number of Holdings	1,970
Portfolio Turnover	301%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) Zero coupon bonds 0.0 1 - 1.99% 7.0 2 - 2.99% 35.1 3 - 3.99% 25.2 4 - 4.99% 18.1 5 - 5.99% 5.5 6 - 6.99% 4.9 7 - 7.99% 0.0 8 - 8.99% 0.0 12 - 12.99% 0.0 13 - 13.99% 0.0 U.S. Treasury Obligations 46.3 CMOs and Other Mortgage Related Securities 25.2 U.S. Government Agency - Mortgage Securities 24.0 U.S. Government Agency Obligations 0.3 Options 0.1 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 46.3 CMOs and Other Mortgage Related Securities - 25.2 U.S. Government Agency - Mortgage Securities - 24.0 U.S. Government Agency Obligations - 0.3 Options - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 31.0 Freddie Mac Multifamily Structured pass-thru certificates 18.7 US Treasury Bonds 15.3 Fannie Mae Mortgage pass-thru certificates 14.7 Freddie Mac Gold Pool 8.8 Ginnie Mae II Pool 5.6 Fannie Mae Guaranteed REMICS 2.4 Ginnie Mae I Pool 1.6 Ginnie Mae REMIC pass-thru certificates 1.3 Freddie Mac Non Gold Pool 0.9 100.3
Fidelity Advisor Total Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Bond Fund
Class Name	Fidelity Advisor® Total Bond Fund Class C
Trading Symbol	FCEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 76	1.52%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.52%
Net Assets	$ 39,049,825,301
Holdings Count | shares	6,996
Investment Company Portfolio Turnover	237.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$39,049,825,301
Number of Holdings	6,996
Portfolio Turnover	237%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 52.8 AAA 8.0 AA 1.1 A 7.6 BBB 15.8 BB 4.4 B 5.4 CCC,CC,C 1.7 D 0.0 Not Rated 5.0 Equities 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 52.8 AAA - 8.0 AA - 1.1 A - 7.6 BBB - 15.8 BB - 4.4 B - 5.4 CCC,CC,C - 1.7 D - 0.0 Not Rated - 5.0 Equities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (1.9)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 32.3 Corporate Bonds 27.3 U.S. Government Agency - Mortgage Securities 20.5 Asset-Backed Securities 7.7 CMOs and Other Mortgage Related Securities 6.8 Bank Loan Obligations 5.5 Foreign Government and Government Agency Obligations 1.2 Preferred Securities 0.4 Common Stocks 0.1 Other Investments 0.1 Options 0.0 Preferred Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 32.3 Corporate Bonds - 27.3 U.S. Government Agency - Mortgage Securities - 20.5 Asset-Backed Securities - 7.7 CMOs and Other Mortgage Related Securities - 6.8 Bank Loan Obligations - 5.5 Foreign Government and Government Agency Obligations - 1.2 Preferred Securities - 0.4 Common Stocks - 0.1 Other Investments - 0.1 Options - 0.0 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (1.9)% United States 85.7 Grand Cayman (UK Overseas Ter) 4.6 United Kingdom 1.6 Mexico 1.4 Germany 0.9 France 0.7 Ireland 0.6 Switzerland 0.6 Canada 0.5 Others 3.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.7 Grand Cayman (UK Overseas Ter) - 4.6 United Kingdom - 1.6 Mexico - 1.4 Germany - 0.9 France - 0.7 Ireland - 0.6 Switzerland - 0.6 Canada - 0.5 Others - 3.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 21.5 US Treasury Bonds 10.8 Fannie Mae Mortgage pass-thru certificates 7.6 Ginnie Mae II Pool 6.0 Freddie Mac Gold Pool 4.5 Uniform Mortgage Backed Securities 1.7 JPMorgan Chase & Co 1.2 Petroleos Mexicanos 1.2 Bank of America Corp 0.8 Goldman Sachs Group Inc/The 0.8 56.1
Fidelity Advisor Environmental Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Environmental Bond Fund
Class Name	Fidelity Advisor® Environmental Bond Fund Class A
Trading Symbol	FEBBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 39,870,051
Holdings Count | shares	233
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$39,870,051
Number of Holdings	233
Portfolio Turnover	68%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 48.9 AAA 1.0 AA 1.8 A 13.0 BBB 25.4 BB 3.1 B 0.3 Not Rated 4.6 Short-Term Investments and Net Other Assets (Liabilities) 1.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 48.9 AAA - 1.0 AA - 1.8 A - 13.0 BBB - 25.4 BB - 3.1 B - 0.3 Not Rated - 4.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 42.0 U.S. Treasury Obligations 32.4 U.S. Government Agency - Mortgage Securities 16.1 Asset-Backed Securities 2.6 CMOs and Other Mortgage Related Securities 2.3 Foreign Government and Government Agency Obligations 1.8 Preferred Securities 0.5 U.S. Government Agency Obligations 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 42.0 U.S. Treasury Obligations - 32.4 U.S. Government Agency - Mortgage Securities - 16.1 Asset-Backed Securities - 2.6 CMOs and Other Mortgage Related Securities - 2.3 Foreign Government and Government Agency Obligations - 1.8 Preferred Securities - 0.5 U.S. Government Agency Obligations - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 83.1 Germany 3.2 United Kingdom 2.8 Ireland 1.6 France 1.6 Italy 1.2 Luxembourg 1.0 Denmark 0.8 Netherlands 0.8 Others 3.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.1 Germany - 3.2 United Kingdom - 2.8 Ireland - 1.6 France - 1.6 Italy - 1.2 Luxembourg - 1.0 Denmark - 0.8 Netherlands - 0.8 Others - 3.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 21.7 US Treasury Bonds 10.7 Freddie Mac Gold Pool 8.0 Fannie Mae Mortgage pass-thru certificates 7.4 Freddie Mac Multifamily Structured pass-thru certificates 2.0 PNC Financial Services Group Inc/The 1.7 Verizon Communications Inc 1.5 German Federal Republic 1.3 AES Corp/The 1.1 BNP Paribas SA 1.1 56.5
Fidelity Total Bond K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Bond K6 Fund
Class Name	Fidelity® Total Bond K6 Fund
Trading Symbol	FTKFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Total Bond K6 Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total Bond K6 Fund	$ 15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 6,677,960,974
Holdings Count | shares	4,494
Investment Company Portfolio Turnover	268.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$6,677,960,974
Number of Holdings	4,494
Portfolio Turnover	268%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 57.0 AAA 6.3 AA 0.5 A 6.3 BBB 14.6 BB 4.5 B 5.4 CCC,CC,C 1.4 D 0.0 Not Rated 5.8 Equities 0.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 57.0 AAA - 6.3 AA - 0.5 A - 6.3 BBB - 14.6 BB - 4.5 B - 5.4 CCC,CC,C - 1.4 D - 0.0 Not Rated - 5.8 Equities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (2.0)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 37.7 Corporate Bonds 24.6 U.S. Government Agency - Mortgage Securities 19.3 Asset-Backed Securities 7.1 CMOs and Other Mortgage Related Securities 6.7 Bank Loan Obligations 5.0 Foreign Government and Government Agency Obligations 1.1 Preferred Securities 0.3 Common Stocks 0.1 Alternative Funds 0.1 Options 0.0 Other Investments 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 37.7 Corporate Bonds - 24.6 U.S. Government Agency - Mortgage Securities - 19.3 Asset-Backed Securities - 7.1 CMOs and Other Mortgage Related Securities - 6.7 Bank Loan Obligations - 5.0 Foreign Government and Government Agency Obligations - 1.1 Preferred Securities - 0.3 Common Stocks - 0.1 Alternative Funds - 0.1 Options - 0.0 Other Investments - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.0)% United States 88.4 Grand Cayman (UK Overseas Ter) 3.4 United Kingdom 1.3 Mexico 1.1 Germany 0.8 Ireland 0.7 Bailiwick Of Jersey 0.6 Canada 0.5 Switzerland 0.4 Others 2.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.4 Grand Cayman (UK Overseas Ter) - 3.4 United Kingdom - 1.3 Mexico - 1.1 Germany - 0.8 Ireland - 0.7 Bailiwick Of Jersey - 0.6 Canada - 0.5 Switzerland - 0.4 Others - 2.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 26.0 US Treasury Bonds 11.7 Fannie Mae Mortgage pass-thru certificates 6.8 Ginnie Mae II Pool 5.9 Freddie Mac Gold Pool 4.5 Uniform Mortgage Backed Securities 1.5 JPMorgan Chase & Co 1.2 Petroleos Mexicanos 1.0 Bank of America Corp 0.8 Wells Fargo & Co 0.7 60.1
Fidelity Advisor Total Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Bond Fund
Class Name	Fidelity Advisor® Total Bond Fund Class I
Trading Symbol	FEPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.51%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%
Net Assets	$ 39,049,825,301
Holdings Count | shares	6,996
Investment Company Portfolio Turnover	237.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$39,049,825,301
Number of Holdings	6,996
Portfolio Turnover	237%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 52.8 AAA 8.0 AA 1.1 A 7.6 BBB 15.8 BB 4.4 B 5.4 CCC,CC,C 1.7 D 0.0 Not Rated 5.0 Equities 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 52.8 AAA - 8.0 AA - 1.1 A - 7.6 BBB - 15.8 BB - 4.4 B - 5.4 CCC,CC,C - 1.7 D - 0.0 Not Rated - 5.0 Equities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (1.9)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 32.3 Corporate Bonds 27.3 U.S. Government Agency - Mortgage Securities 20.5 Asset-Backed Securities 7.7 CMOs and Other Mortgage Related Securities 6.8 Bank Loan Obligations 5.5 Foreign Government and Government Agency Obligations 1.2 Preferred Securities 0.4 Common Stocks 0.1 Other Investments 0.1 Options 0.0 Preferred Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 32.3 Corporate Bonds - 27.3 U.S. Government Agency - Mortgage Securities - 20.5 Asset-Backed Securities - 7.7 CMOs and Other Mortgage Related Securities - 6.8 Bank Loan Obligations - 5.5 Foreign Government and Government Agency Obligations - 1.2 Preferred Securities - 0.4 Common Stocks - 0.1 Other Investments - 0.1 Options - 0.0 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (1.9)% United States 85.7 Grand Cayman (UK Overseas Ter) 4.6 United Kingdom 1.6 Mexico 1.4 Germany 0.9 France 0.7 Ireland 0.6 Switzerland 0.6 Canada 0.5 Others 3.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.7 Grand Cayman (UK Overseas Ter) - 4.6 United Kingdom - 1.6 Mexico - 1.4 Germany - 0.9 France - 0.7 Ireland - 0.6 Switzerland - 0.6 Canada - 0.5 Others - 3.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 21.5 US Treasury Bonds 10.8 Fannie Mae Mortgage pass-thru certificates 7.6 Ginnie Mae II Pool 6.0 Freddie Mac Gold Pool 4.5 Uniform Mortgage Backed Securities 1.7 JPMorgan Chase & Co 1.2 Petroleos Mexicanos 1.2 Bank of America Corp 0.8 Goldman Sachs Group Inc/The 0.8 56.1
Fidelity Advisor Environmental Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Environmental Bond Fund
Class Name	Fidelity Advisor® Environmental Bond Fund Class C
Trading Symbol	FEBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 72	1.45%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.45%
Net Assets	$ 39,870,051
Holdings Count | shares	233
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$39,870,051
Number of Holdings	233
Portfolio Turnover	68%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 48.9 AAA 1.0 AA 1.8 A 13.0 BBB 25.4 BB 3.1 B 0.3 Not Rated 4.6 Short-Term Investments and Net Other Assets (Liabilities) 1.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 48.9 AAA - 1.0 AA - 1.8 A - 13.0 BBB - 25.4 BB - 3.1 B - 0.3 Not Rated - 4.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 42.0 U.S. Treasury Obligations 32.4 U.S. Government Agency - Mortgage Securities 16.1 Asset-Backed Securities 2.6 CMOs and Other Mortgage Related Securities 2.3 Foreign Government and Government Agency Obligations 1.8 Preferred Securities 0.5 U.S. Government Agency Obligations 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 42.0 U.S. Treasury Obligations - 32.4 U.S. Government Agency - Mortgage Securities - 16.1 Asset-Backed Securities - 2.6 CMOs and Other Mortgage Related Securities - 2.3 Foreign Government and Government Agency Obligations - 1.8 Preferred Securities - 0.5 U.S. Government Agency Obligations - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 83.1 Germany 3.2 United Kingdom 2.8 Ireland 1.6 France 1.6 Italy 1.2 Luxembourg 1.0 Denmark 0.8 Netherlands 0.8 Others 3.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.1 Germany - 3.2 United Kingdom - 2.8 Ireland - 1.6 France - 1.6 Italy - 1.2 Luxembourg - 1.0 Denmark - 0.8 Netherlands - 0.8 Others - 3.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 21.7 US Treasury Bonds 10.7 Freddie Mac Gold Pool 8.0 Fannie Mae Mortgage pass-thru certificates 7.4 Freddie Mac Multifamily Structured pass-thru certificates 2.0 PNC Financial Services Group Inc/The 1.7 Verizon Communications Inc 1.5 German Federal Republic 1.3 AES Corp/The 1.1 BNP Paribas SA 1.1 56.5
Fidelity Government Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Income Fund
Class Name	Fidelity® Government Income Fund
Trading Symbol	FGOVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Government Income Fund	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 1,913,969,437
Holdings Count | shares	1,970
Investment Company Portfolio Turnover	301.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,913,969,437
Number of Holdings	1,970
Portfolio Turnover	301%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) Zero coupon bonds 0.0 1 - 1.99% 7.0 2 - 2.99% 35.1 3 - 3.99% 25.2 4 - 4.99% 18.1 5 - 5.99% 5.5 6 - 6.99% 4.9 7 - 7.99% 0.0 8 - 8.99% 0.0 12 - 12.99% 0.0 13 - 13.99% 0.0 U.S. Treasury Obligations 46.3 CMOs and Other Mortgage Related Securities 25.2 U.S. Government Agency - Mortgage Securities 24.0 U.S. Government Agency Obligations 0.3 Options 0.1 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 46.3 CMOs and Other Mortgage Related Securities - 25.2 U.S. Government Agency - Mortgage Securities - 24.0 U.S. Government Agency Obligations - 0.3 Options - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 31.0 Freddie Mac Multifamily Structured pass-thru certificates 18.7 US Treasury Bonds 15.3 Fannie Mae Mortgage pass-thru certificates 14.7 Freddie Mac Gold Pool 8.8 Ginnie Mae II Pool 5.6 Fannie Mae Guaranteed REMICS 2.4 Ginnie Mae I Pool 1.6 Ginnie Mae REMIC pass-thru certificates 1.3 Freddie Mac Non Gold Pool 0.9 100.3
Fidelity Series Government Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Government Bond Index Fund
Class Name	Fidelity® Series Government Bond Index Fund
Trading Symbol	FHNFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Government Bond Index Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Government Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,252,273,467
Holdings Count | shares	246
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,252,273,467
Number of Holdings	246
Portfolio Turnover	21%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 14.9 1 - 1.99% 19.4 2 - 2.99% 13.6 3 - 3.99% 19.9 4 - 4.99% 28.1 5 - 5.99% 1.9 6 - 6.99% 0.8 7 - 7.99% 0.1 U.S. Treasury Obligations 97.6 U.S. Government Agency Obligations 1.1 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 97.6 U.S. Government Agency Obligations - 1.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 75.4 US Treasury Bonds 22.2 Fannie Mae 0.3 Federal Farm Credit Banks Funding Corp 0.3 Tennessee Valley Authority 0.2 Federal Home Loan Bank 0.2 Freddie Mac Non Gold Pool 0.1 98.7
Fidelity Total Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Bond Fund
Class Name	Fidelity® Total Bond Fund
Trading Symbol	FTBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total Bond Fund	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 39,049,825,301
Holdings Count | shares	6,996
Investment Company Portfolio Turnover	237.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$39,049,825,301
Number of Holdings	6,996
Portfolio Turnover	237%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 52.8 AAA 8.0 AA 1.1 A 7.6 BBB 15.8 BB 4.4 B 5.4 CCC,CC,C 1.7 D 0.0 Not Rated 5.0 Equities 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 52.8 AAA - 8.0 AA - 1.1 A - 7.6 BBB - 15.8 BB - 4.4 B - 5.4 CCC,CC,C - 1.7 D - 0.0 Not Rated - 5.0 Equities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (1.9)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 32.3 Corporate Bonds 27.3 U.S. Government Agency - Mortgage Securities 20.5 Asset-Backed Securities 7.7 CMOs and Other Mortgage Related Securities 6.8 Bank Loan Obligations 5.5 Foreign Government and Government Agency Obligations 1.2 Preferred Securities 0.4 Common Stocks 0.1 Other Investments 0.1 Options 0.0 Preferred Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 32.3 Corporate Bonds - 27.3 U.S. Government Agency - Mortgage Securities - 20.5 Asset-Backed Securities - 7.7 CMOs and Other Mortgage Related Securities - 6.8 Bank Loan Obligations - 5.5 Foreign Government and Government Agency Obligations - 1.2 Preferred Securities - 0.4 Common Stocks - 0.1 Other Investments - 0.1 Options - 0.0 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (1.9)% United States 85.7 Grand Cayman (UK Overseas Ter) 4.6 United Kingdom 1.6 Mexico 1.4 Germany 0.9 France 0.7 Ireland 0.6 Switzerland 0.6 Canada 0.5 Others 3.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.7 Grand Cayman (UK Overseas Ter) - 4.6 United Kingdom - 1.6 Mexico - 1.4 Germany - 0.9 France - 0.7 Ireland - 0.6 Switzerland - 0.6 Canada - 0.5 Others - 3.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 21.5 US Treasury Bonds 10.8 Fannie Mae Mortgage pass-thru certificates 7.6 Ginnie Mae II Pool 6.0 Freddie Mac Gold Pool 4.5 Uniform Mortgage Backed Securities 1.7 JPMorgan Chase & Co 1.2 Petroleos Mexicanos 1.2 Bank of America Corp 0.8 Goldman Sachs Group Inc/The 0.8 56.1
Fidelity Advisor Government Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Income Fund
Class Name	Fidelity Advisor® Government Income Fund Class I
Trading Symbol	FVIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 1,913,969,437
Holdings Count | shares	1,970
Investment Company Portfolio Turnover	301.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,913,969,437
Number of Holdings	1,970
Portfolio Turnover	301%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) Zero coupon bonds 0.0 1 - 1.99% 7.0 2 - 2.99% 35.1 3 - 3.99% 25.2 4 - 4.99% 18.1 5 - 5.99% 5.5 6 - 6.99% 4.9 7 - 7.99% 0.0 8 - 8.99% 0.0 12 - 12.99% 0.0 13 - 13.99% 0.0 U.S. Treasury Obligations 46.3 CMOs and Other Mortgage Related Securities 25.2 U.S. Government Agency - Mortgage Securities 24.0 U.S. Government Agency Obligations 0.3 Options 0.1 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 46.3 CMOs and Other Mortgage Related Securities - 25.2 U.S. Government Agency - Mortgage Securities - 24.0 U.S. Government Agency Obligations - 0.3 Options - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 31.0 Freddie Mac Multifamily Structured pass-thru certificates 18.7 US Treasury Bonds 15.3 Fannie Mae Mortgage pass-thru certificates 14.7 Freddie Mac Gold Pool 8.8 Ginnie Mae II Pool 5.6 Fannie Mae Guaranteed REMICS 2.4 Ginnie Mae I Pool 1.6 Ginnie Mae REMIC pass-thru certificates 1.3 Freddie Mac Non Gold Pool 0.9 100.3
Fidelity Intermediate Government Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Government Income Fund
Class Name	Fidelity® Intermediate Government Income Fund
Trading Symbol	FSTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Intermediate Government Income Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Intermediate Government Income Fund	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 484,841,261
Holdings Count | shares	209
Investment Company Portfolio Turnover	161.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$484,841,261
Number of Holdings	209
Portfolio Turnover	161%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 4.6 1 - 1.99% 15.2 2 - 2.99% 13.9 3 - 3.99% 16.4 4 - 4.99% 38.4 5 - 5.99% 2.2 6 - 6.99% 0.5 U.S. Treasury Obligations 75.2 CMOs and Other Mortgage Related Securities 14.9 U.S. Government Agency - Mortgage Securities 1.1 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 8.8 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 75.2 CMOs and Other Mortgage Related Securities - 14.9 U.S. Government Agency - Mortgage Securities - 1.1 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 8.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 74.7 Freddie Mac Multifamily Structured pass-thru certificates 12.3 Fannie Mae Mortgage pass-thru certificates 2.0 Fannie Mae Guaranteed REMICS 1.1 Freddie Mac Gold Pool 1.1 FREMF Mortgage Trust 0.9 Ginnie Mae II Pool 0.6 US Treasury Bonds 0.5 Ginnie Mae I Pool 0.2 Freddie Mac Non Gold Pool 0.1 93.5
Fidelity Advisor Environmental Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Environmental Bond Fund
Class Name	Fidelity Advisor® Environmental Bond Fund Class I
Trading Symbol	FEBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Net Assets	$ 39,870,051
Holdings Count | shares	233
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$39,870,051
Number of Holdings	233
Portfolio Turnover	68%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 48.9 AAA 1.0 AA 1.8 A 13.0 BBB 25.4 BB 3.1 B 0.3 Not Rated 4.6 Short-Term Investments and Net Other Assets (Liabilities) 1.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 48.9 AAA - 1.0 AA - 1.8 A - 13.0 BBB - 25.4 BB - 3.1 B - 0.3 Not Rated - 4.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 42.0 U.S. Treasury Obligations 32.4 U.S. Government Agency - Mortgage Securities 16.1 Asset-Backed Securities 2.6 CMOs and Other Mortgage Related Securities 2.3 Foreign Government and Government Agency Obligations 1.8 Preferred Securities 0.5 U.S. Government Agency Obligations 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 42.0 U.S. Treasury Obligations - 32.4 U.S. Government Agency - Mortgage Securities - 16.1 Asset-Backed Securities - 2.6 CMOs and Other Mortgage Related Securities - 2.3 Foreign Government and Government Agency Obligations - 1.8 Preferred Securities - 0.5 U.S. Government Agency Obligations - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 83.1 Germany 3.2 United Kingdom 2.8 Ireland 1.6 France 1.6 Italy 1.2 Luxembourg 1.0 Denmark 0.8 Netherlands 0.8 Others 3.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.1 Germany - 3.2 United Kingdom - 2.8 Ireland - 1.6 France - 1.6 Italy - 1.2 Luxembourg - 1.0 Denmark - 0.8 Netherlands - 0.8 Others - 3.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 21.7 US Treasury Bonds 10.7 Freddie Mac Gold Pool 8.0 Fannie Mae Mortgage pass-thru certificates 7.4 Freddie Mac Multifamily Structured pass-thru certificates 2.0 PNC Financial Services Group Inc/The 1.7 Verizon Communications Inc 1.5 German Federal Republic 1.3 AES Corp/The 1.1 BNP Paribas SA 1.1 56.5
Fidelity Advisor Government Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Income Fund
Class Name	Fidelity Advisor® Government Income Fund Class A
Trading Symbol	FVIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Net Assets	$ 1,913,969,437
Holdings Count | shares	1,970
Investment Company Portfolio Turnover	301.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,913,969,437
Number of Holdings	1,970
Portfolio Turnover	301%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) Zero coupon bonds 0.0 1 - 1.99% 7.0 2 - 2.99% 35.1 3 - 3.99% 25.2 4 - 4.99% 18.1 5 - 5.99% 5.5 6 - 6.99% 4.9 7 - 7.99% 0.0 8 - 8.99% 0.0 12 - 12.99% 0.0 13 - 13.99% 0.0 U.S. Treasury Obligations 46.3 CMOs and Other Mortgage Related Securities 25.2 U.S. Government Agency - Mortgage Securities 24.0 U.S. Government Agency Obligations 0.3 Options 0.1 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 46.3 CMOs and Other Mortgage Related Securities - 25.2 U.S. Government Agency - Mortgage Securities - 24.0 U.S. Government Agency Obligations - 0.3 Options - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 31.0 Freddie Mac Multifamily Structured pass-thru certificates 18.7 US Treasury Bonds 15.3 Fannie Mae Mortgage pass-thru certificates 14.7 Freddie Mac Gold Pool 8.8 Ginnie Mae II Pool 5.6 Fannie Mae Guaranteed REMICS 2.4 Ginnie Mae I Pool 1.6 Ginnie Mae REMIC pass-thru certificates 1.3 Freddie Mac Non Gold Pool 0.9 100.3
Fidelity Advisor Total Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Bond Fund
Class Name	Fidelity Advisor® Total Bond Fund Class A
Trading Symbol	FEPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 39,049,825,301
Holdings Count | shares	6,996
Investment Company Portfolio Turnover	237.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$39,049,825,301
Number of Holdings	6,996
Portfolio Turnover	237%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 52.8 AAA 8.0 AA 1.1 A 7.6 BBB 15.8 BB 4.4 B 5.4 CCC,CC,C 1.7 D 0.0 Not Rated 5.0 Equities 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 52.8 AAA - 8.0 AA - 1.1 A - 7.6 BBB - 15.8 BB - 4.4 B - 5.4 CCC,CC,C - 1.7 D - 0.0 Not Rated - 5.0 Equities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (1.9)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 32.3 Corporate Bonds 27.3 U.S. Government Agency - Mortgage Securities 20.5 Asset-Backed Securities 7.7 CMOs and Other Mortgage Related Securities 6.8 Bank Loan Obligations 5.5 Foreign Government and Government Agency Obligations 1.2 Preferred Securities 0.4 Common Stocks 0.1 Other Investments 0.1 Options 0.0 Preferred Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 32.3 Corporate Bonds - 27.3 U.S. Government Agency - Mortgage Securities - 20.5 Asset-Backed Securities - 7.7 CMOs and Other Mortgage Related Securities - 6.8 Bank Loan Obligations - 5.5 Foreign Government and Government Agency Obligations - 1.2 Preferred Securities - 0.4 Common Stocks - 0.1 Other Investments - 0.1 Options - 0.0 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (1.9)% United States 85.7 Grand Cayman (UK Overseas Ter) 4.6 United Kingdom 1.6 Mexico 1.4 Germany 0.9 France 0.7 Ireland 0.6 Switzerland 0.6 Canada 0.5 Others 3.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.7 Grand Cayman (UK Overseas Ter) - 4.6 United Kingdom - 1.6 Mexico - 1.4 Germany - 0.9 France - 0.7 Ireland - 0.6 Switzerland - 0.6 Canada - 0.5 Others - 3.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 21.5 US Treasury Bonds 10.8 Fannie Mae Mortgage pass-thru certificates 7.6 Ginnie Mae II Pool 6.0 Freddie Mac Gold Pool 4.5 Uniform Mortgage Backed Securities 1.7 JPMorgan Chase & Co 1.2 Petroleos Mexicanos 1.2 Bank of America Corp 0.8 Goldman Sachs Group Inc/The 0.8 56.1
Fidelity Advisor Environmental Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Environmental Bond Fund
Class Name	Fidelity Advisor® Environmental Bond Fund Class Z
Trading Symbol	FEBGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 39,870,051
Holdings Count | shares	233
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$39,870,051
Number of Holdings	233
Portfolio Turnover	68%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 48.9 AAA 1.0 AA 1.8 A 13.0 BBB 25.4 BB 3.1 B 0.3 Not Rated 4.6 Short-Term Investments and Net Other Assets (Liabilities) 1.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 48.9 AAA - 1.0 AA - 1.8 A - 13.0 BBB - 25.4 BB - 3.1 B - 0.3 Not Rated - 4.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 42.0 U.S. Treasury Obligations 32.4 U.S. Government Agency - Mortgage Securities 16.1 Asset-Backed Securities 2.6 CMOs and Other Mortgage Related Securities 2.3 Foreign Government and Government Agency Obligations 1.8 Preferred Securities 0.5 U.S. Government Agency Obligations 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 42.0 U.S. Treasury Obligations - 32.4 U.S. Government Agency - Mortgage Securities - 16.1 Asset-Backed Securities - 2.6 CMOs and Other Mortgage Related Securities - 2.3 Foreign Government and Government Agency Obligations - 1.8 Preferred Securities - 0.5 U.S. Government Agency Obligations - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 83.1 Germany 3.2 United Kingdom 2.8 Ireland 1.6 France 1.6 Italy 1.2 Luxembourg 1.0 Denmark 0.8 Netherlands 0.8 Others 3.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.1 Germany - 3.2 United Kingdom - 2.8 Ireland - 1.6 France - 1.6 Italy - 1.2 Luxembourg - 1.0 Denmark - 0.8 Netherlands - 0.8 Others - 3.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 21.7 US Treasury Bonds 10.7 Freddie Mac Gold Pool 8.0 Fannie Mae Mortgage pass-thru certificates 7.4 Freddie Mac Multifamily Structured pass-thru certificates 2.0 PNC Financial Services Group Inc/The 1.7 Verizon Communications Inc 1.5 German Federal Republic 1.3 AES Corp/The 1.1 BNP Paribas SA 1.1 56.5
Fidelity Advisor Government Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Income Fund
Class Name	Fidelity Advisor® Government Income Fund Class M
Trading Symbol	FVITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 38	0.77%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
Net Assets	$ 1,913,969,437
Holdings Count | shares	1,970
Investment Company Portfolio Turnover	301.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,913,969,437
Number of Holdings	1,970
Portfolio Turnover	301%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) Zero coupon bonds 0.0 1 - 1.99% 7.0 2 - 2.99% 35.1 3 - 3.99% 25.2 4 - 4.99% 18.1 5 - 5.99% 5.5 6 - 6.99% 4.9 7 - 7.99% 0.0 8 - 8.99% 0.0 12 - 12.99% 0.0 13 - 13.99% 0.0 U.S. Treasury Obligations 46.3 CMOs and Other Mortgage Related Securities 25.2 U.S. Government Agency - Mortgage Securities 24.0 U.S. Government Agency Obligations 0.3 Options 0.1 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 46.3 CMOs and Other Mortgage Related Securities - 25.2 U.S. Government Agency - Mortgage Securities - 24.0 U.S. Government Agency Obligations - 0.3 Options - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 31.0 Freddie Mac Multifamily Structured pass-thru certificates 18.7 US Treasury Bonds 15.3 Fannie Mae Mortgage pass-thru certificates 14.7 Freddie Mac Gold Pool 8.8 Ginnie Mae II Pool 5.6 Fannie Mae Guaranteed REMICS 2.4 Ginnie Mae I Pool 1.6 Ginnie Mae REMIC pass-thru certificates 1.3 Freddie Mac Non Gold Pool 0.9 100.3
Fidelity Advisor Environmental Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Environmental Bond Fund
Class Name	Fidelity Advisor® Environmental Bond Fund Class M
Trading Symbol	FEBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 39,870,051
Holdings Count | shares	233
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$39,870,051
Number of Holdings	233
Portfolio Turnover	68%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 48.9 AAA 1.0 AA 1.8 A 13.0 BBB 25.4 BB 3.1 B 0.3 Not Rated 4.6 Short-Term Investments and Net Other Assets (Liabilities) 1.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 48.9 AAA - 1.0 AA - 1.8 A - 13.0 BBB - 25.4 BB - 3.1 B - 0.3 Not Rated - 4.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 42.0 U.S. Treasury Obligations 32.4 U.S. Government Agency - Mortgage Securities 16.1 Asset-Backed Securities 2.6 CMOs and Other Mortgage Related Securities 2.3 Foreign Government and Government Agency Obligations 1.8 Preferred Securities 0.5 U.S. Government Agency Obligations 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 42.0 U.S. Treasury Obligations - 32.4 U.S. Government Agency - Mortgage Securities - 16.1 Asset-Backed Securities - 2.6 CMOs and Other Mortgage Related Securities - 2.3 Foreign Government and Government Agency Obligations - 1.8 Preferred Securities - 0.5 U.S. Government Agency Obligations - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 83.1 Germany 3.2 United Kingdom 2.8 Ireland 1.6 France 1.6 Italy 1.2 Luxembourg 1.0 Denmark 0.8 Netherlands 0.8 Others 3.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.1 Germany - 3.2 United Kingdom - 2.8 Ireland - 1.6 France - 1.6 Italy - 1.2 Luxembourg - 1.0 Denmark - 0.8 Netherlands - 0.8 Others - 3.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 21.7 US Treasury Bonds 10.7 Freddie Mac Gold Pool 8.0 Fannie Mae Mortgage pass-thru certificates 7.4 Freddie Mac Multifamily Structured pass-thru certificates 2.0 PNC Financial Services Group Inc/The 1.7 Verizon Communications Inc 1.5 German Federal Republic 1.3 AES Corp/The 1.1 BNP Paribas SA 1.1 56.5
Fidelity Advisor Government Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Income Fund
Class Name	Fidelity Advisor® Government Income Fund Class C
Trading Symbol	FVICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 77	1.56%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.56%
Net Assets	$ 1,913,969,437
Holdings Count | shares	1,970
Investment Company Portfolio Turnover	301.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,913,969,437
Number of Holdings	1,970
Portfolio Turnover	301%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) Zero coupon bonds 0.0 1 - 1.99% 7.0 2 - 2.99% 35.1 3 - 3.99% 25.2 4 - 4.99% 18.1 5 - 5.99% 5.5 6 - 6.99% 4.9 7 - 7.99% 0.0 8 - 8.99% 0.0 12 - 12.99% 0.0 13 - 13.99% 0.0 U.S. Treasury Obligations 46.3 CMOs and Other Mortgage Related Securities 25.2 U.S. Government Agency - Mortgage Securities 24.0 U.S. Government Agency Obligations 0.3 Options 0.1 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 46.3 CMOs and Other Mortgage Related Securities - 25.2 U.S. Government Agency - Mortgage Securities - 24.0 U.S. Government Agency Obligations - 0.3 Options - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 31.0 Freddie Mac Multifamily Structured pass-thru certificates 18.7 US Treasury Bonds 15.3 Fannie Mae Mortgage pass-thru certificates 14.7 Freddie Mac Gold Pool 8.8 Ginnie Mae II Pool 5.6 Fannie Mae Guaranteed REMICS 2.4 Ginnie Mae I Pool 1.6 Ginnie Mae REMIC pass-thru certificates 1.3 Freddie Mac Non Gold Pool 0.9 100.3
Fidelity Advisor Total Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Bond Fund
Class Name	Fidelity Advisor® Total Bond Fund Class Z
Trading Symbol	FBKWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 39,049,825,301
Holdings Count | shares	6,996
Investment Company Portfolio Turnover	237.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$39,049,825,301
Number of Holdings	6,996
Portfolio Turnover	237%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 52.8 AAA 8.0 AA 1.1 A 7.6 BBB 15.8 BB 4.4 B 5.4 CCC,CC,C 1.7 D 0.0 Not Rated 5.0 Equities 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 52.8 AAA - 8.0 AA - 1.1 A - 7.6 BBB - 15.8 BB - 4.4 B - 5.4 CCC,CC,C - 1.7 D - 0.0 Not Rated - 5.0 Equities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (1.9)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 32.3 Corporate Bonds 27.3 U.S. Government Agency - Mortgage Securities 20.5 Asset-Backed Securities 7.7 CMOs and Other Mortgage Related Securities 6.8 Bank Loan Obligations 5.5 Foreign Government and Government Agency Obligations 1.2 Preferred Securities 0.4 Common Stocks 0.1 Other Investments 0.1 Options 0.0 Preferred Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 32.3 Corporate Bonds - 27.3 U.S. Government Agency - Mortgage Securities - 20.5 Asset-Backed Securities - 7.7 CMOs and Other Mortgage Related Securities - 6.8 Bank Loan Obligations - 5.5 Foreign Government and Government Agency Obligations - 1.2 Preferred Securities - 0.4 Common Stocks - 0.1 Other Investments - 0.1 Options - 0.0 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (1.9)% United States 85.7 Grand Cayman (UK Overseas Ter) 4.6 United Kingdom 1.6 Mexico 1.4 Germany 0.9 France 0.7 Ireland 0.6 Switzerland 0.6 Canada 0.5 Others 3.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.7 Grand Cayman (UK Overseas Ter) - 4.6 United Kingdom - 1.6 Mexico - 1.4 Germany - 0.9 France - 0.7 Ireland - 0.6 Switzerland - 0.6 Canada - 0.5 Others - 3.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 21.5 US Treasury Bonds 10.8 Fannie Mae Mortgage pass-thru certificates 7.6 Ginnie Mae II Pool 6.0 Freddie Mac Gold Pool 4.5 Uniform Mortgage Backed Securities 1.7 JPMorgan Chase & Co 1.2 Petroleos Mexicanos 1.2 Bank of America Corp 0.8 Goldman Sachs Group Inc/The 0.8 56.1
Fidelity Environmental Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Environmental Bond Fund
Class Name	Fidelity® Environmental Bond Fund
Trading Symbol	FFEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Environmental Bond Fund	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 39,870,051
Holdings Count | shares	233
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$39,870,051
Number of Holdings	233
Portfolio Turnover	68%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 48.9 AAA 1.0 AA 1.8 A 13.0 BBB 25.4 BB 3.1 B 0.3 Not Rated 4.6 Short-Term Investments and Net Other Assets (Liabilities) 1.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 48.9 AAA - 1.0 AA - 1.8 A - 13.0 BBB - 25.4 BB - 3.1 B - 0.3 Not Rated - 4.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 42.0 U.S. Treasury Obligations 32.4 U.S. Government Agency - Mortgage Securities 16.1 Asset-Backed Securities 2.6 CMOs and Other Mortgage Related Securities 2.3 Foreign Government and Government Agency Obligations 1.8 Preferred Securities 0.5 U.S. Government Agency Obligations 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 42.0 U.S. Treasury Obligations - 32.4 U.S. Government Agency - Mortgage Securities - 16.1 Asset-Backed Securities - 2.6 CMOs and Other Mortgage Related Securities - 2.3 Foreign Government and Government Agency Obligations - 1.8 Preferred Securities - 0.5 U.S. Government Agency Obligations - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 83.1 Germany 3.2 United Kingdom 2.8 Ireland 1.6 France 1.6 Italy 1.2 Luxembourg 1.0 Denmark 0.8 Netherlands 0.8 Others 3.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.1 Germany - 3.2 United Kingdom - 2.8 Ireland - 1.6 France - 1.6 Italy - 1.2 Luxembourg - 1.0 Denmark - 0.8 Netherlands - 0.8 Others - 3.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 21.7 US Treasury Bonds 10.7 Freddie Mac Gold Pool 8.0 Fannie Mae Mortgage pass-thru certificates 7.4 Freddie Mac Multifamily Structured pass-thru certificates 2.0 PNC Financial Services Group Inc/The 1.7 Verizon Communications Inc 1.5 German Federal Republic 1.3 AES Corp/The 1.1 BNP Paribas SA 1.1 56.5
Fidelity Advisor Total Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Bond Fund
Class Name	Fidelity Advisor® Total Bond Fund Class M
Trading Symbol	FEPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 39,049,825,301
Holdings Count | shares	6,996
Investment Company Portfolio Turnover	237.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$39,049,825,301
Number of Holdings	6,996
Portfolio Turnover	237%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 52.8 AAA 8.0 AA 1.1 A 7.6 BBB 15.8 BB 4.4 B 5.4 CCC,CC,C 1.7 D 0.0 Not Rated 5.0 Equities 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 52.8 AAA - 8.0 AA - 1.1 A - 7.6 BBB - 15.8 BB - 4.4 B - 5.4 CCC,CC,C - 1.7 D - 0.0 Not Rated - 5.0 Equities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (1.9)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 32.3 Corporate Bonds 27.3 U.S. Government Agency - Mortgage Securities 20.5 Asset-Backed Securities 7.7 CMOs and Other Mortgage Related Securities 6.8 Bank Loan Obligations 5.5 Foreign Government and Government Agency Obligations 1.2 Preferred Securities 0.4 Common Stocks 0.1 Other Investments 0.1 Options 0.0 Preferred Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 32.3 Corporate Bonds - 27.3 U.S. Government Agency - Mortgage Securities - 20.5 Asset-Backed Securities - 7.7 CMOs and Other Mortgage Related Securities - 6.8 Bank Loan Obligations - 5.5 Foreign Government and Government Agency Obligations - 1.2 Preferred Securities - 0.4 Common Stocks - 0.1 Other Investments - 0.1 Options - 0.0 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (1.9)% United States 85.7 Grand Cayman (UK Overseas Ter) 4.6 United Kingdom 1.6 Mexico 1.4 Germany 0.9 France 0.7 Ireland 0.6 Switzerland 0.6 Canada 0.5 Others 3.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.7 Grand Cayman (UK Overseas Ter) - 4.6 United Kingdom - 1.6 Mexico - 1.4 Germany - 0.9 France - 0.7 Ireland - 0.6 Switzerland - 0.6 Canada - 0.5 Others - 3.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 21.5 US Treasury Bonds 10.8 Fannie Mae Mortgage pass-thru certificates 7.6 Ginnie Mae II Pool 6.0 Freddie Mac Gold Pool 4.5 Uniform Mortgage Backed Securities 1.7 JPMorgan Chase & Co 1.2 Petroleos Mexicanos 1.2 Bank of America Corp 0.8 Goldman Sachs Group Inc/The 0.8 56.1